Other Income, Net - Schedule of Other Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Government subsidy income	$ 2,096		$ 2,788		$ 2,358
Dilution gains arising from deemed disposal of investment (note 11)			491		689
Investment income/(loss)	(307)	[1]	(1,875)	[1]	(195)
Investment loss on impairment of long-term investments (note 11)	(7,794)		(596)		(1,654)
Exchange (loss)/gain, net	1,216		(57)		(354)
Settlement income	414		533		326
Others	1,061		704		458
Other income, net	2,810		7,880		6,503
Short-term Investments [Member]
Investment income/(loss)	$ 5,817		4,204		4,054
Other Long-term Investments [Member]
Investment income/(loss)			$ (187)		$ 626

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.